Operating Leases (Details) - Schedule of Future Minimum Lease Payments - USD ($) $ in Thousands	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Schedule of Future Minimum Lease Payments [Abstract]
2023 (remaining)					$ 28
2024				$ 140	162	$ 141
2025			$ 161	$ 140	154
2026		$ 153	$ 161		155
2027	$ 153	$ 153			99
Total					598	704
Less: Imputed interest					(9)	(14)
Total					$ 589	$ 845	$ 800